STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1%
Advertising - .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	2,307,000	[b]	2,269,690
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	9.00	9/15/2028	599,000	[b,c]	637,275
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	1,820,000	[b,c]	1,811,088
				4,718,053
Aerospace & Defense - 2.2%
AAR Escrow Issuer LLC, Gtd. Notes	6.75	3/15/2029	2,894,000	[b]	3,012,325
Bombardier, Inc., Sr. Unscd. Notes	7.25	7/1/2031	613,000	[b,c]	648,821
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	1,927,000	[b,c]	2,040,618
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	1,007,000	[c]	981,391
TransDigm, Inc., Sr. Scd. Notes	6.38	3/1/2029	1,400,000	[b]	1,446,158
TransDigm, Inc., Sr. Scd. Notes	6.63	3/1/2032	565,000	[b]	589,064
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	1,101,000	[b]	1,134,622
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	3,130,000	[b]	3,280,603
TransDigm, Inc., Sr. Scd. Notes	7.13	12/1/2031	467,000	[b]	494,512
				13,628,114
Airlines - 1.0%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	3,535,451	[b,c]	3,532,508
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes	9.88	9/20/2031	2,785,000	[b]	2,936,198
				6,468,706
Automobiles & Components - 1.1%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.75	5/15/2028	1,700,000	[b]	1,753,565
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	2,200,000	[b,d]	2,163,604
IHO Verwaltungs GmbH, Sr. Scd. Notes	6.38	5/15/2029	350,000	[b,d]	342,923
Phinia, Inc., Sr. Scd. Notes	6.75	4/15/2029	734,000	[b]	758,411
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes	6.25	2/1/2029	1,990,000	[b]	1,732,700
				6,751,203
Banks - .7%
Citigroup, Inc., Jr. Sub. Notes, Ser. X	3.88	2/18/2026	1,910,000	[c,e]	1,843,105
Freedom Mortgage Corp., Sr. Unscd. Notes	6.63	1/15/2027	2,708,000	[b]	2,716,422
				4,559,527
Beverage Products - .3%
Triton Water Holdings, Inc., Sr. Unscd. Notes	6.25	4/1/2029	1,880,000	[b]	1,879,803
Building Materials - 2.2%
Builders FirstSource, Inc., Gtd. Notes	4.25	2/1/2032	1,985,000	[b]	1,836,475
Camelot Return Merger Sub, Inc., Sr. Scd. Notes	8.75	8/1/2028	2,402,000	[b,c]	2,433,137
Cornerstone Building Brands, Inc., Sr. Scd. Notes	9.50	8/15/2029	794,000	[b]	816,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Building Materials - 2.2% (continued)
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	1,689,000	[b]	1,707,851
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes		6.63	12/15/2030	3,426,000	[b]	3,536,814
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	1,708,000	[b,c]	1,771,625
Standard Building Solutions, Inc., Sr. Unscd. Notes		6.50	8/15/2032	673,000	[b]	697,429
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	1,334,000	[b]	1,307,794
					14,107,415
Chemicals - 2.9%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	2,759,000	[b,d]	2,585,781
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	2,153,000	[b]	2,153,377
Mativ Holdings, Inc., Sr. Unscd. Notes		8.00	10/1/2029	1,758,000	[b]	1,796,544
NOVA Chemicals Corp., Sr. Scd. Notes		8.50	11/15/2028	1,620,000	[b]	1,731,273
NOVA Chemicals Corp., Sr. Unscd. Notes		9.00	2/15/2030	1,230,000	[b]	1,333,775
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,380,000	[b]	1,474,542
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	910,000	[b]	881,630
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	1,200,000	[b,c]	1,297,616
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	2,520,000	[b]	2,425,537
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	2,583,000	[b]	2,429,023
					18,109,098
Collateralized Loan Obligations Debt - 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Months EURIBOR +6.10%)	EUR	9.79	4/20/2032	1,450,000	[b,f]	1,618,736
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Months TSFR +5.76%)		11.06	4/15/2031	2,000,000	[b,f]	1,920,934
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Months TSFR +6.96%)		12.24	4/20/2031	1,000,000	[b,f]	1,004,432
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Months TSFR +6.86%)		12.14	12/19/2032	2,500,000	[b,f]	2,478,970
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Months TSFR +7.30%)		12.58	4/20/2033	500,000	[b,f]	503,453
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Months TSFR +5.90%)		11.20	4/15/2031	800,000	[b,f]	803,586
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Months TSFR +8.12%)		13.40	10/20/2035	750,000	[b,f]	754,174
St. Pauls CLO, Ser. 11A, Cl. E, (3 Months EURIBOR +6.00%)	EUR	9.66	1/17/2032	1,000,000	[b,f]	1,108,410
					10,192,695
Commercial & Professional Services - 4.4%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	2,066,000	[b]	2,048,273
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	1,474,000	[b]	1,480,051
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	331,000	[b]	339,975

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Commercial & Professional Services - 4.4% (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	1,530,000	[b]	1,368,783
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	1,548,000	[b]	1,553,743
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	1,040,000	[b]	1,024,543
Block, Inc., Sr. Unscd. Notes		6.50	5/15/2032	1,680,000	[b]	1,751,514
Boost Newco Borrower LLC, Sr. Scd. Notes		7.50	1/15/2031	2,408,000	[b]	2,585,896
Herc Holdings, Inc., Gtd. Notes		6.63	6/15/2029	1,279,000	[b,c]	1,325,818
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	3,102,000	[b]	3,105,176
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes		6.75	8/15/2032	2,429,000	[b]	2,537,848
The ADT Security Corp., Sr. Scd. Notes		4.88	7/15/2032	2,120,000	[b]	2,027,261
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	2,206,000	[c]	2,015,929
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	2,225,000	[c]	2,104,587
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	2,641,000	[b]	2,784,111
					28,053,508
Consumer Discretionary - 6.2%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	2,212,000	[b]	2,332,496
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	1,440,000	[b]	1,380,839
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	2,310,000	[b]	2,414,830
Carnival Corp., Gtd. Notes		6.00	5/1/2029	1,801,000	[b,c]	1,825,898
Carnival Corp., Gtd. Notes		10.50	6/1/2030	1,070,000	[b,c]	1,162,432
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	906,000	[b]	978,202
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	1,200,000	[b]	1,177,450
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	2,940,000	[b]	2,929,310
Flutter Treasury Designated Activity Co., Sr. Scd. Notes		6.38	4/29/2029	972,000	[b,c]	1,007,190
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	1,300,000	[b]	1,175,640
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	1,650,000	[b]	1,543,960
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	2,407,000	[b]	2,399,486
KB Home, Gtd. Notes		4.00	6/15/2031	1,767,000	[c]	1,635,972
Liberty TripAdvisor Holdings, Inc., Sr. Unscd. Debs.		0.50	6/30/2051	960,000	[b]	900,238
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	2,592,000	[b]	2,488,025
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	1,156,000	[b]	1,156,794
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	1,522,000	[b]	1,528,412
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	560,000	[b,c]	554,076
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		6.00	2/1/2033	1,214,000	[b]	1,245,332
Station Casinos LLC, Gtd. Notes		4.63	12/1/2031	2,377,000	[b]	2,206,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Consumer Discretionary - 6.2% (continued)
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	1,388,000	[b]	1,380,149
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	1,332,000	[b,c]	1,447,202
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	868,000	[b]	949,795
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	1,065,000	[b]	1,140,538
WMG Acquisition Corp., Sr. Scd. Notes		3.88	7/15/2030	2,340,000	[b,c]	2,183,186
					39,143,872
Consumer Staples - .4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	2,750,000	[b]	2,692,207
Diversified Financials - 4.3%
AG Issuer LLC, Sr. Scd. Notes		6.25	3/1/2028	2,238,000	[b]	2,189,901
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	920,000	[b]	1,131,936
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	668,000	[b]	694,904
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	1,734,000	[c]	1,663,004
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	1,023,000		1,015,890
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	2,839,000	[b]	3,010,447
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.75	11/15/2031	2,910,000	[b,c]	2,853,795
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	478,000		492,460
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	2,274,000		2,379,268
Osaic Holdings, Inc., Sr. Unscd. Notes		10.75	8/1/2027	903,000	[b]	920,144
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	1,373,000	[b]	1,422,705
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	1,954,000	[b]	2,085,315
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	1,262,000	[b]	1,128,393
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.50	4/15/2029	2,919,000	[b]	2,845,692
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds		7.50	6/15/2031	3,302,000	[b]	3,465,829
					27,299,683
Electronic Components - .7%
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	2,395,000	[b]	2,406,613
WESCO Distribution, Inc., Gtd. Notes		6.63	3/15/2032	1,610,000	[b]	1,678,992
					4,085,605
Energy - 12.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		7.50	10/1/2029	3,820,000	[b]	3,873,326
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	1,376,000	[b]	1,393,119
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	1/15/2028	1,920,000	[b]	1,924,458

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Energy - 12.3% (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	868,000	[b]	869,456
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	2,095,000	[b,c]	2,071,274
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	7.00	7/15/2029	2,180,000	[b]	2,268,116
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	1,840,000	[b]	1,916,087
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	3,648,000	[b,c]	3,564,501
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	2,377,000	[b]	2,332,909
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	1,874,000	[b]	1,908,961
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes	8.75	5/1/2031	739,000	[b]	777,823
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	3,318,000	[c,e]	3,282,885
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,992,000	[b]	2,149,007
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	1,395,000		1,414,802
Expand Energy Corp, Gtd. Notes	5.88	2/1/2029	2,258,000	[b]	2,271,379
Gulfport Energy Operating Corp., Gtd. Notes	6.75	9/1/2029	2,929,000	[b]	2,966,919
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes	7.63	8/15/2029	1,978,000	[b]	1,977,131
Matador Resources Co., Gtd. Notes	6.25	4/15/2033	676,000	[b]	666,352
Matador Resources Co., Gtd. Notes	6.50	4/15/2032	1,741,000	[b]	1,739,705
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes	8.25	9/1/2031	930,000	[b]	918,932
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	2,259,000	[b]	2,332,539
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	1,917,000	[b,c]	1,932,497
Northriver Midstream Finance LP, Sr. Scd. Notes	6.75	7/15/2032	2,448,000	[b]	2,528,618
Permian Resources Operating LLC, Gtd. Notes	6.25	2/1/2033	1,413,000	[b]	1,436,837
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	3,877,000	[b]	3,656,079
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	2,866,000	[b]	3,000,513
SM Energy Co., Sr. Unscd. Notes	6.75	8/1/2029	1,174,000	[b]	1,179,781
SM Energy Co., Sr. Unscd. Notes	7.00	8/1/2032	586,000	[b]	588,666
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	1,439,000	[b]	1,451,031
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes	5.50	1/15/2028	802,000	[b]	777,075
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes	6.00	12/31/2030	920,000	[b]	874,592
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes	5.50	10/15/2029	3,040,000	[b]	2,890,472
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	3,343,000	[b]	3,000,857
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	660,000	[b]	614,143
Venture Global LNG, Inc., Jr. Sub. Notes	9.00	9/30/2029	3,158,000	[b,e]	3,203,456
Venture Global LNG, Inc., Sr. Scd. Notes	7.00	1/15/2030	1,033,000	[b]	1,056,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Energy - 12.3% (continued)
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	2,657,000	[b]	2,771,755
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	4,011,000	[b]	4,238,047
					77,820,200
Environmental Control - 2.0%
Clean Harbors, Inc., Gtd. Notes		6.38	2/1/2031	2,680,000	[b]	2,747,959
GFL Environmental, Inc., Gtd. Notes		4.00	8/1/2028	1,640,000	[b]	1,576,479
GFL Environmental, Inc., Sr. Scd. Notes		3.50	9/1/2028	984,000	[b]	937,619
GFL Environmental, Inc., Sr. Scd. Notes		6.75	1/15/2031	2,029,000	[b]	2,130,617
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	474,000	[b]	457,803
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	2,788,000	[b]	2,716,928
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	2,142,000		2,013,716
					12,581,121
Food Products - 3.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes		5.88	2/15/2028	1,230,000	[b]	1,239,145
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	880,000	[b]	1,166,056
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	1,230,000	[b]	1,621,580
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes		4.63	11/15/2028	1,560,000	[b,c]	1,520,768
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	1,410,000	[b,c]	1,497,252
Fiesta Purchaser, Inc., Sr. Unscd. Notes		9.63	9/15/2032	1,205,000	[b]	1,250,353
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	2,341,000		2,080,479
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,820,000	[b]	1,743,059
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	1,980,000	[b]	1,967,278
Post Holdings, Inc., Gtd. Notes		6.38	3/1/2033	1,526,000	[b]	1,554,716
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	2,824,000	[b,c]	2,682,049
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	1,462,000	[b]	1,525,636
					19,848,371
Health Care - 7.3%
Bausch Health Cos., Inc., Gtd. Notes		5.25	2/15/2031	903,000	[b]	495,932
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	2,903,000	[b]	2,714,305
Charles River Laboratories International, Inc., Gtd. Notes		4.25	5/1/2028	1,252,000	[b]	1,218,710
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,293,000	[b]	1,255,240
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	2,110,000	[b]	1,915,277
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	1,626,000	[b]	1,497,750
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	1,720,000	[b]	1,693,879
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	2,026,000	[b]	2,235,154
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	680,000	[b]	867,927

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Health Care - 7.3% (continued)
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	2,690,000	[b,d]	2,705,535
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	2,344,000	[b,c]	2,268,260
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	1,180,000	[b,c]	1,142,146
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	2,206,000	[b]	2,431,573
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	1,862,000	[b]	2,049,349
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	2,094,000	[b]	1,984,305
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	1,260,000	[b]	1,237,223
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes		6.25	4/1/2029	1,758,000	[b]	1,813,520
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	3,347,000	[b]	3,182,791
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	2,414,000	[b]	2,496,124
Radiology Partners, Inc., Sr. Scd. Notes		7.78	1/31/2029	936,251	[b,c,d]	930,399
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	1,479,000	[b]	1,537,804
Surgery Center Holdings, Inc., Gtd. Notes		7.25	4/15/2032	1,476,000	[b]	1,542,454
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	2,304,000		2,223,287
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	2,515,000		2,470,665
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	2,050,000		2,138,531
					46,048,140
Industrial - 2.7%
Arcosa, Inc., Gtd. Notes		6.88	8/15/2032	2,423,000	[b]	2,537,860
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	1,366,191	[b]	1,353,764
Chart Industries, Inc., Sr. Scd. Notes		7.50	1/1/2030	2,403,000	[b]	2,535,588
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	1,889,000	[b]	1,825,256
Dynamo Newco II GmbH, Sr. Scd. Bonds	EUR	6.25	10/15/2031	727,000	[b]	815,329
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	3,485,000	[b,c]	2,331,171
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	1,295,000	[b,c]	1,352,965
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.67	7/15/2029	770,000	[b,f]	860,417
Terex Corp., Gtd. Notes		6.25	10/15/2032	502,000	[b]	502,000
TK Elevator US Newco, Inc., Sr. Scd. Notes		5.25	7/15/2027	1,888,000	[b]	1,869,114
Vertiv Group Corp., Sr. Scd. Notes		4.13	11/15/2028	927,000	[b]	896,768
					16,880,232
Information Technology - 3.0%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	5,516,000	[b]	5,302,975
Cloud Software Group, Inc., Scd. Bonds		9.00	9/30/2029	1,120,000	[b]	1,140,687
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	1,740,000	[b]	1,732,712
Cloud Software Group, Inc., Sr. Scd. Notes		8.25	6/30/2032	671,000	[b]	701,936
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	3,559,000	[b]	3,328,651
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	2,390,000	[b]	2,390,805
SS&C Technologies, Inc., Gtd. Notes		6.50	6/1/2032	1,011,000	[b]	1,046,026
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	2,902,000	[b]	3,000,743
					18,644,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Insurance - 4.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	4.25	2/15/2029	524,000	[b]	495,469
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	7.50	11/6/2030	2,066,000	[b]	2,127,918
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	6.00	8/1/2029	1,330,000	[b]	1,283,944
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	8.25	2/1/2029	2,344,000	[b]	2,420,578
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	1,520,000	[b]	1,545,746
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	7.00	1/15/2031	1,370,000	[b]	1,408,871
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	6.75	10/15/2027	1,850,000	[b]	1,844,533
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	7.38	10/1/2032	1,116,000	[b]	1,132,854
Ardonagh Finco Ltd., Sr. Scd. Notes	7.75	2/15/2031	3,513,000	[b]	3,634,473
Ardonagh Group Finance Ltd., Sr. Unscd. Notes	8.88	2/15/2032	812,000	[b]	839,888
AssuredPartners, Inc., Sr. Unscd. Notes	5.63	1/15/2029	2,650,000	[b]	2,553,474
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes	7.25	2/15/2031	1,950,000	[b]	2,025,153
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes	8.13	2/15/2032	1,204,000	[b]	1,238,719
HUB International Ltd., Sr. Scd. Notes	7.25	6/15/2030	1,181,000	[b]	1,231,435
Panther Escrow Issuer LLC, Sr. Scd. Notes	7.13	6/1/2031	2,719,000	[b]	2,854,118
Ryan Specialty LLC, Sr. Scd. Notes	5.88	8/1/2032	670,000	[b]	681,625
				27,318,798
Internet Software & Services - 1.9%
Arches Buyer, Inc., Sr. Scd. Notes	4.25	6/1/2028	1,572,000	[b,c]	1,447,971
Arches Buyer, Inc., Sr. Unscd. Notes	6.13	12/1/2028	2,187,000	[b]	1,874,495
Cogent Communications Group LLC, Gtd. Notes	7.00	6/15/2027	1,265,000	[b]	1,288,332
Gen Digital, Inc., Gtd. Notes	6.75	9/30/2027	2,510,000	[b]	2,580,918
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes	5.25	12/1/2027	2,070,000	[b]	2,064,113
Match Group Holdings II LLC, Sr. Unscd. Notes	4.13	8/1/2030	1,910,000	[b]	1,790,732
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes	11.75	10/15/2028	1,100,000	[b]	1,085,469
				12,132,030
Materials - 3.6%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes	8.75	4/15/2030	871,000	[b]	885,326
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes	6.88	1/15/2030	1,861,000	[b]	1,902,841
Graphic Packaging International LLC, Gtd. Notes	6.38	7/15/2032	1,947,000	[b,c]	2,011,165

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Materials - 3.6% (continued)
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	523,000	[b]	522,896
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	2,361,000	[b]	2,442,523
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	1,928,000	[b]	1,933,231
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	1,319,000	[b]	1,353,702
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds		7.88	4/15/2027	2,315,000	[b]	2,394,700
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	2,620,000	[b,c]	2,521,678
Sealed Air Corp., Gtd. Notes		5.00	4/15/2029	2,529,000	[b,c]	2,493,299
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	860,000	[b]	862,913
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	3,112,000	[b]	3,102,615
					22,426,889
Media - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	1,682,000	[b,c]	1,381,166
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	2,508,000		2,170,494
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.00	2/1/2028	2,465,000	[b]	2,399,683
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	1,451,000	[b]	1,429,171
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.38	6/1/2029	1,685,000	[b,c]	1,625,154
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes		5.38	5/1/2047	1,284,000		1,078,732
CSC Holdings LLC, Gtd. Notes		4.13	12/1/2030	1,682,000	[b]	1,227,146
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	2,130,000	[b]	1,875,118
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	2,351,000	[b]	2,271,388
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	3,483,000	[b]	3,658,353
DISH Network Corp., Sr. Unscd. Notes		0.00	12/15/2025	1,462,000	[g]	1,273,857
Gray Television, Inc., Sr. Scd. Notes		10.50	7/15/2029	1,170,000	[b]	1,223,174
Nexstar Media, Inc., Gtd. Notes		5.63	7/15/2027	1,850,000	[b]	1,833,816
Paramount Global, Jr. Sub. Notes		6.38	3/30/2062	731,000	[c]	676,735
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	3,651,000		3,444,699
Scripps Escrow II, Inc., Sr. Unscd. Notes		5.38	1/15/2031	1,087,000	[b]	627,313
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	1,163,000	[b,c]	1,013,031
Sunrise Finco I BV, Sr. Scd. Notes		4.88	7/15/2031	1,630,000	[b]	1,543,659
Virgin Media Finance PLC, Gtd. Notes	EUR	3.75	7/15/2030	670,000	[b]	672,258
Virgin Media Secured Finance PLC, Sr. Scd. Notes		5.50	5/15/2029	733,000	[b]	703,602
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	1,360,000	[b,c]	1,255,155
					33,383,704
Metals & Mining - 2.4%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	2,490,000	[b]	2,675,089

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Metals & Mining - 2.4% (continued)
Cleveland-Cliffs, Inc., Gtd. Notes	6.75	4/15/2030	1,329,000	[b]	1,353,054
Compass Minerals International, Inc., Gtd. Notes	6.75	12/1/2027	2,449,000	[b,c]	2,439,600
First Quantum Minerals Ltd., Scd. Notes	9.38	3/1/2029	1,464,000	[b]	1,553,588
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes	6.13	4/15/2032	1,950,000	[b,c]	1,996,623
Novelis Corp., Gtd. Notes	4.75	1/30/2030	1,970,000	[b]	1,911,631
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	244,648	[d]	229,369
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	1,055,243	[b,d]	989,339
Taseko Mines Ltd., Sr. Scd. Notes	8.25	5/1/2030	1,931,000	[b]	2,028,953
				15,177,246
Real Estate - 3.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes	7.00	4/15/2030	2,004,948	[b,c]	1,864,416
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	3,120,000	[b]	3,058,155
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	2,744,000	[b]	2,683,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	7.00	7/15/2031	1,640,000	[b]	1,740,425
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes	4.88	5/15/2029	1,780,000	[b]	1,728,738
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	6.50	4/1/2032	2,037,000	[b]	2,106,637
Rithm Capital Corp., Sr. Unscd. Notes	8.00	4/1/2029	3,704,000	[b,c]	3,751,381
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	1,714,000	[b,c]	1,579,225
Starwood Property Trust, Inc., Sr. Unscd. Notes	7.25	4/1/2029	1,425,000	[b]	1,495,982
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes	10.50	2/15/2028	1,922,000	[b]	2,053,102
				22,061,741
Retailing - 3.2%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes	5.63	9/15/2029	853,000	[b]	866,392
Beacon Roofing Supply, Inc., Gtd. Notes	4.13	5/15/2029	1,361,000	[b]	1,283,522
Carvana Co., Sr. Scd. Notes	12.00	12/1/2028	1,039,801	[b,d]	1,092,933
Carvana Co., Sr. Scd. Notes	13.00	6/1/2030	2,124,675	[b,d]	2,312,094
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes	6.75	1/15/2030	795,000	[b]	741,189
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes	4.63	1/15/2029	1,064,000	[b]	1,016,735
Foundation Building Materials, Inc., Gtd. Notes	6.00	3/1/2029	2,865,000	[b]	2,525,672
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes	4.75	2/15/2028	2,170,000	[b]	2,082,437
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes	6.38	9/30/2026	1,267,000	[b]	1,263,362
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	8.13	8/15/2029	1,197,000	[c]	1,195,919

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Retailing - 3.2% (continued)
White Cap Buyer LLC, Sr. Unscd. Notes	6.88	10/15/2028	2,702,000	[b]	2,729,566
White Cap Parent LLC, Sr. Unscd. Notes	8.25	3/15/2026	742,000	[b,d]	743,158
Yum! Brands, Inc., Sr. Unscd. Notes	4.75	1/15/2030	2,170,000	[b]	2,146,581
				19,999,560
Semiconductors & Semiconductor Equipment - .5%
Entegris, Inc., Gtd. Notes	5.95	6/15/2030	3,090,000	[b]	3,150,119
Technology Hardware & Equipment - .2%
Western Digital Corp., Gtd. Notes	4.75	2/15/2026	1,199,000		1,193,430
Telecommunication Services - 4.1%
Altice Financing SA, Sr. Scd. Bonds	5.75	8/15/2029	1,077,000	[b]	866,515
Altice France SA, Sr. Scd. Notes	5.50	10/15/2029	890,000	[b]	624,370
Altice France SA, Sr. Scd. Notes	5.50	1/15/2028	2,460,000	[b]	1,790,970
C&W Senior Finance Ltd., Sr. Unscd. Notes	6.88	9/15/2027	1,947,000	[b]	1,941,916
Consolidated Communications, Inc., Sr. Scd. Notes	6.50	10/1/2028	2,114,000	[b,c]	2,001,339
Frontier Communications Holdings LLC, Scd. Notes	5.88	11/1/2029	366,000		363,672
Frontier Communications Holdings LLC, Scd. Notes	6.00	1/15/2030	367,000	[b]	366,702
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	2,100,000	[b]	2,116,314
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.63	3/15/2031	1,335,000	[b]	1,440,392
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,923,000	[b]	2,050,906
Iliad Holding SASU, Sr. Scd. Bonds	8.50	4/15/2031	2,180,000	[b,c]	2,346,718
Level 3 Financing, Inc., Sr. Scd. Notes	10.50	4/15/2029	2,265,000	[b]	2,480,286
Level 3 Financing, Inc., Sr. Scd. Notes	10.75	12/15/2030	735,000	[b]	810,306
Lumen Technologies, Inc., Sr. Scd. Notes	4.13	4/15/2029	1,482,050	[b]	1,252,332
Optics Bidco SpA, Sr. Scd. Notes	7.72	6/4/2038	2,002,000	[b]	2,217,637
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes	8.25	10/1/2031	1,842,000	[b]	1,875,040
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	1,009,000	[b,c]	903,421
Zayo Group Holdings, Inc., Sr. Unscd. Notes	6.13	3/1/2028	733,000	[b]	609,035
				26,057,871
Utilities - 2.9%
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	1,270,000	[b]	1,227,674
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	1,579,000	[b]	1,530,199
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	1,812,000	[b]	1,766,561
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	2,709,000	[b,c]	2,858,481
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	1,390,000	[b,c]	1,267,494
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	2,095,000	[b,e]	2,364,865
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	2,321,000		2,302,587
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	935,000	[b,c,e]	955,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.1% (continued)
Utilities - 2.9% (continued)
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	836,000	[b]	809,810
Vistra Operations Co. LLC, Gtd. Notes	6.88	4/15/2032	1,010,000	[b]	1,063,275
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	2,235,000	[b]	2,407,917
				18,554,109
Total Bonds and Notes (cost $553,700,423)			574,967,585

Floating Rate Loan Interests - 4.9%
Advertising - .4%
Dotdash Meredith, Inc., Term Loan B, (1 Month SOFR +4.10%)	9.30	12/1/2028	2,949	[f]	2,954
Neptune BidCo US, Inc., Term Loan B, (3 Month SOFR +5.10%)	10.40	4/11/2029	2,500,214	[f]	2,353,776
				2,356,730
Automobiles & Components - .4%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month SOFR +5.26%)	10.51	3/30/2027	1,472,295	[f]	1,459,412
IXS Holdings, Inc., Initial Term Loan, (3 Month SOFR +4.35%)	8.95	3/5/2027	1,264,255	[f]	1,234,627
				2,694,039
Commercial & Professional Services - .3%
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Month SOFR +4.51%)	9.83	8/2/2029	1,183,035	[f]	1,191,908
Envalior Finance GmbH, USD Facility Term Loan B-1, (3 Month SOFR +5.50%)	10.75	4/3/2030	895,812	[f]	856,173
				2,048,081
Consumer Discretionary - .3%
Bally's Corp., Facility Term Loan B, (3 Month SOFR +3.51%)	8.79	10/2/2028	1,082,231	[f]	1,033,195
Fitness International LLC, Term Loan B, (3 Month SOFR +5.25%)	10.51	2/12/2029	659,341	[f]	658,790
				1,691,985
Diversified Financials - .5%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)	9.85	3/12/2029	1,356,600	[f]	1,364,231
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)	8.85	7/31/2031	1,563,039	[f]	1,552,168
				2,916,399
Energy - .4%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month SOFR +4.75%)	9.39	6/27/2029	1,082,272	[f]	1,047,872
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Month SOFR +4.50%)	9.60	5/10/2029	1,851,507	[f]	1,850,646
				2,898,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 4.9% (continued)
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month SOFR +4.76%)	9.37	8/7/2028	887,035	[f]	880,382
Food Products - .3%
Max US Bidco, Inc., Initial Term Loan, (1 Month SOFR +5.00%)	9.85	10/2/2030	1,792,995	[f]	1,703,865
Health Care - .6%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (1 Month SOFR +7.60%)	12.45	6/30/2025	734,565	[f]	664,782
Radiology Partners, Inc., Term Loan C, (3 Month SOFR +3.76%)	8.88	1/31/2029	1,920,647	[d,f]	1,887,045
Team Health Holdings, Inc., Extended Term Loan, (3 Month SOFR +5.25%)	10.50	3/2/2027	1,296,272	[f]	1,243,410
				3,795,237
Information Technology - .2%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.75%)	11.10	12/10/2029	1,299,992	[f]	1,261,805
Insurance - .1%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)	10.10	7/2/2032	833,000	[f]	826,752
Internet Software & Services - .2%
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)	9.10	5/3/2028	1,194,875	[f]	1,188,727
Real Estate - .2%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)	8.46	6/2/2028	1,193,846	[f]	1,185,000
Retailing - .1%
Staples, Inc., Closing Date Term Loan, (3 Month SOFR +5.75%)	10.69	9/10/2029	535,000	[f]	487,422
Semiconductors & Semiconductor Equipment - .1%
Icon Parent, Inc., Second Lien Term Loan, (1 Month TSFR +5.00%)	9.85	9/13/2032	695,000	[f]	699,563
Technology Hardware & Equipment - .3%
Indy US Holdco LLC, Ninth Amended Dollar Term Loan, (1 Month SOFR +4.75%)	9.60	3/6/2028	1,846,350	[f]	1,843,276
Telecommunication Services - .4%
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)	7.32	4/15/2030	1,590,976	[f]	1,383,163
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.00%)	7.96	3/9/2027	990,000	[f]	907,191
				2,290,354
Transportation - .0%
PODS LLC, Term Loan, (3 Month SOFR +3.26%)	8.51	3/31/2028	241,178	[f]	228,638
Total Floating Rate Loan Interests (cost $30,613,036)			30,996,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares $ iBoxx Investment Grade Corporate Bond ETF		25,800	[c]	2,914,884
iShares 10+ Year Investment Grade Corporate Bond ETF		11,890		637,185
iShares 3-7 Year Treasury Bond ETF		7,713	[c]	922,513
iShares 7-10 Year Treasury Bond ETF		9,519		934,004
iShares iBoxx $ High Yield Corporate Bond ETF		58,915	[c]	4,730,874
SPDR Bloomberg High Yield Bond ETF		32,635	[c]	3,191,377
Total Exchange-Traded Funds (cost $12,832,838)		13,330,837
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,244,054)	4.95	19,244,054	[h]	19,244,054

Investment of Cash Collateral for Securities Loaned - 10.0%
Registered Investment Companies - 10.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $62,935,069)	4.95	62,935,069	[h]	62,935,069
Total Investments (cost $679,325,420)		111.2%	701,474,318
Liabilities, Less Cash and Receivables		(11.2%)	(70,477,792)
Net Assets		100.0%	630,996,526

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities were valued at $531,282,120 or 84.2% of net assets.

c Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $81,824,094 and the value of the collateral was $85,161,160, consisting of cash collateral of $62,935,069 and U.S. Government & Agency securities valued at $22,226,091. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	7,777,449	Euro	6,975,000	10/21/2024	6,120
United States Dollar	5,366,283	British Pound	4,060,000	10/21/2024	(61,681)
Gross Unrealized Appreciation					6,120
Gross Unrealized Depreciation					(61,681)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2024 (Unaudited)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	10,192,695	-	10,192,695
Corporate Bonds and Notes	-	564,774,890	-	564,774,890
Exchange-Traded Funds	13,330,837	-	-	13,330,837
Floating Rate Loan Interests	-	30,996,773	-	30,996,773
Investment Companies	82,179,123	-	-	82,179,123
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	6,120	-	6,120
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(61,681)	-	(61,681)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2024, accumulated net unrealized appreciation on investments was $22,093,337, consisting of $23,936,613 gross unrealized appreciation and $1,843,276 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.